UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Spirit of America Energy Fund

Schedule of Investments

August 31, 2016 (Unaudited)

	Shares	Fair Value
Master Limited Partnerships - Common Stocks — 84.58%

Diversified Metals & Mining — 1.03%
Hi-Crush Partners LP	362,340	$4,985,798

Oil & Gas Equipment & Services — 2.99%
Archrock Partners LP	75,572	1,136,603
USA Compression Partners LP	810,804	13,386,374

		14,522,977

Oil & Gas Exploration & Production — 0.03%
Memorial Production Partners LP	72,893	138,497

Oil & Gas Refining, Marketing & Transportation — 1.55%
AmeriGas Partners LP	92,620	4,244,775
Calumet Specialty Products Partners LP	356,209	1,984,084
Ferrellgas Partners LP	38,594	778,827
Suburban Propane Partners LP	15,366	509,383

		7,517,069

Oil & Gas Storage & Transportation — 78.98%
American Midstream Partners LP	38,694	514,243
Antero Midstream Partners LP	445,250	12,271,090
Blueknight Energy Partners LP	222,955	1,281,991
Boardwalk Pipeline Partners LP	589,300	9,564,339
Buckeye Partners LP	170,570	11,984,248
Cheniere Energy Partners LP	319,161	8,604,581
Cone Midstream Partners LP	806,253	14,714,117
DCP Midstream Partners LP	235,300	7,710,781
Dominion Midstream Partners LP	384,549	9,790,618
Dynagas LNG Partners LP	37,500	550,125
Enable Midstream Partners LP	398,701	5,625,671
Enbridge Energy Partners LP	222,480	5,174,885
Energy Transfer Partners LP	376,477	15,036,491
EnLink Midstream Partners LP	760,252	13,418,448
Enterprise Products Partners LP	552,024	14,573,434
EQT GP Holdings LP	67,189	1,685,772
EQT Midstream Partners LP	96,815	7,610,627
Genesis Energy LP	361,342	12,932,430
Global Partners LP	65,097	986,871
Golar LNG Partners LP	379,727	7,374,298
Holly Energy Partners LP	260,227	8,465,184
Magellan Midstream Partners LP	202,655	14,252,726
Martin Midstream Partners LP	29,619	587,049
Midcoast Energy Partners LP	141,241	974,563
MPLX LP	559,743	18,544,286
NGL Energy Partners LP	264,168	4,792,008
NuStar Energy LP	194,201	9,321,648
ONEOK Partners LP	81,400	3,154,250
Phillips 66 Partners LP	159,967	7,913,567
Plains All American Pipeline LP	301,049	8,447,435
Rice Midstream Partners LP	865,692	19,789,719
Rose Rock Midstream LP	6,710	168,555
Shell Midstream Partners LP	222,443	6,777,838

See accompanying notes which are an integral part of this schedule of investments

Spectra Energy Partners LP	338,435	15,442,789
Sprague Resources LP	217,863	5,302,785
Summit Midstream Partners LP	179,308	4,486,286
Sunoco Logistics Partners LP	543,900	16,099,440
Sunoco LP	213,729	6,364,850
Tallgrass Energy Partners LP	241,882	11,145,923
TC PipeLines LP	150,269	7,890,625
Teekay LNG Partners LP	234,306	3,029,577
Tesoro Logistics LP	202,120	9,693,675
Valero Energy Partners LP	208,940	8,752,497
Western Gas Equity Partners LP	112,573	4,150,567
Western Gas Partners LP	290,339	14,609,858
Williams Partners LP	298,517	11,373,498

		382,936,258

Total Master Limited Partnerships - Common Stocks (Cost $429,895,666)		410,100,599

Common Stocks — 12.10%

Integrated Oil & Gas — 1.68%
Exxon Mobil Corp.	46,625	4,062,902
Occidental Petroleum Corp.	53,300	4,096,105

		8,159,007

Oil & Gas Equipment & Services — 0.11%
Archrock, Inc.	50,000	551,000

Oil & Gas Exploration & Production — 1.33%
California Resources Corp.	435	4,320
Marathon Oil Corp.	13,650	205,023
Parsley Energy, Inc. *	184,900	6,258,865

		6,468,208

Oil & Gas Refining & Marketing — 1.15%
Marathon Petroleum Corp.	24,750	1,052,123
Valero Energy Corp.	40,650	2,249,977
Western Refining, Inc.	89,656	2,255,745

		5,557,845

Oil & Gas Refining, Marketing & Transportation — 1.45%
Phillips 66	35,587	2,791,800
UGI Corp.	92,950	4,227,366

		7,019,166

Oil & Gas Storage & Transportation — 5.33%
Enbridge Energy Management LLC *	1	23
Enbridge, Inc.	22,829	901,517
Golar LNG Ltd.	167,922	3,497,815
Kinder Morgan, Inc.	457,894	10,004,984
Spectra Energy Corp.	57,800	2,058,836
Tallgrass Energy GP LP	66,878	1,556,251
Targa Resources Corp.	156,966	6,840,578
TransCanada Corp.	21,300	968,085

		25,828,089

Real Estate Investment Trusts — 1.05%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	211,301	5,066,998

Total Common Stocks (Cost $53,655,566)		58,650,313

See accompanying notes which are an integral part of this schedule of investments

Money Market — 3.78%

Fidelity Prime Money Market Portfolio, Institutional Class - Class Institutional, 0.42% (a)	18,305,010	18,305,010

Total Money Market (Cost $18,305,010)		18,305,010

Total Investments – 100.46% (Cost $501,856,242)		487,055,922

Liabilities in Excess of Other Assets – (0.46)%		(2,211,543)

NET ASSETS – 100.00%		$484,844,379

(a)	Rate disclosed is the seven day effective yield as of August 31, 2016.
*	Non-income producing security.

At August 31, 2016, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$29,162,683
Gross unrealized depreciation	(59,027,871)

Net unrealized depreciation	$(29,865,188)

Aggregate cost of securities for income tax purposes	$516,921,110

See accompanying notes which are an integral part of this schedule of investments

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

AUGUST 31, 2016 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less may be valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

AUGUST 31, 2016 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2016 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Master Limited Partnerships	$410,100,599	$—	$—	$410,100,599
Common Stocks	58,650,313	—	—	58,650,313
Money Market	18,305,010	—	—	18,305,010

Total Investment Securities	$487,055,922	$—	$—	$487,055,922

The Fund did not have any transfers between levels as of August 31, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Spirit of America Investment Fund, Inc

By /s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 10-26-16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 10-26-16

By /s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 10-26-16